Brand name and other tangible assets	12 Months Ended
Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Brand name and other tangible assets

6	Other intangible assets

Other intangible assets are analyzed as follows:
	Other intangible assets
	March 31,
	2011	2012
	$ in thousands	$ in thousands

Cost	6,277	5,927
Less: accumulated amortization	(1,774)	(1,937)
Less: accumulated impairment	—	—
Less: disposal	(472)	—

	4,031	3,990

The components of other intangible assets are as follows:

	March 31,
	2011	2012
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,647	1,577
Land use right of factory land in Xinxing, Guangdong, PRC	2,384	2,413
Taxi licenses in Shenzhen, Guangdong, PRC	—	—
	────────	────────
	4,031	3,990
	════════	════════

All five taxi licenses were disposed of in July 2010, for a total consideration of approximately $513,000, resulting in a gain on disposal of approximately $41,000. Amortization expense in relation to other intangible assets was approximately $164,000, $176,000 and $212,000 for each of the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

As of March 31, 2012, future minimum amortization expenses in respect of other intangible assets are as follows:

$ in thousands

2013	176
2014	176
2015	176
2016	176
2017	176
Thereafter	3,110
Total	3,990